ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of movement of allowance for uncollectible accounts receivables (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Balance at the beginning of the year	¥ 2,539
Current year credit losses	13,752	¥ 2,539
Current year write off	(2,539)
Balance at end of the year	¥ 13,752	¥ 2,539